Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other payables [abstract]
Trade payables	$ 12,151	$ 15,786
Sales, rental and services payments received in advance	3,157	5,281
Construction obligations	931	859
Accrued invoices	471	1,477
Deferred income	95	58
Total trade provisions	16,805	23,461
Dividends payable to non-controlling shareholders	143	191
Tax payables	293	505
Construction obligations	1,015	2,247
Other payables	2,058	2,147
Total other payables	3,509	5,090
Total trade and other payables	20,314	28,551
Non-current	1,753	5,624
Current	18,561	22,927
Total	$ 20,314	$ 28,551